SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash	$ 7,773	$ 49,034	$ 1,883	$ 961	$ 12,822
Allowance for doubtful accounts receivable	0		0	0
Accounts receivable			24,469
Revenue recognized			194,481	13,511
Impairment loss				14,320
Operating expenses	257,962	152,977	771,059	463,526
Research and development	25,487	9,786	125,664	31,965
Professional fees	168,737	87,060	403,164	186,027
Selling, general and administrative expenses	63,738	56,131	242,231	231,214
Stock based compensation	152,834	$ 59,500	1,357,141	80,736
Intangible assets	$ 150		$ 200	$ 400
Common stock transferred shares in exchange for properties, Shares	1,000,000		1,000,000
Common stock transferred shares in exchange for properties, Amount	$ 1,000		$ 1,000
Conversion ratio of potentially dilutive shares	Total potentially dilutive shares reflect a 10 for 1 conversion into common shares per its designation.
Minimum [Member]
Intangible assets estimated useful lives	5 years		5 years
Maximum [Member]
Intangible assets estimated useful lives	17 years		17 years
Customer [Member]
Accounts receivable description	Accounts receivable are due within 30 to 60 days and are stated at amounts due from customers.		Accounts receivable are due within 30 to 60 days and are stated at amounts due from customers.
Customer One [Member]
Accounts receivable description	Accounts receivable from one customer which individually represented 100% of total accounts receivable. The customer received shipment of a Neutron Source Directional Equipment shortly before December 31, 2017 and 100% of accounts receivable were collected in January of 2018.		Accounts receivable from one customer which individually represented 100% of total accounts receivable. The customer received shipment of a Neutron Source Directional Equipment shortly before December 31, 2017 and 100% of accounts receivable were collected in January of 2018.
Sales revenue percentage	100.00%		100.00%	88.00%